Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year (a)	Summary Compensation Total For PEO (Pertz)(1)(2) ($) (b)	Compensation Actually Paid to PEO (Pertz)(3) ($) (c)	Summary Compensation Table Total For PEO (Eubanks)(1)(2) ($) (d)	Compensation Actually Paid to PEO (Eubanks)(4) ($) (e)	Average Summary Compensation Table Total For Non-PEO NEOs(5) ($) (f)	Average Compensation Actually Paid to Non- PEO NEOs(6) ($) (g)	Value of Initial Fixed $100 Investment Based On:		Net Income(9) ($) (mil) (j)	Non- GAAP Adjusted EBITDA(10) ($) (mil) (k)
							TSR(7) ($) (h)	Peer Group TSR(8) ($) (i)
2023	—	—	7,224,045	10,511,284	2,389,414	3,678,872	100.66	234.98	87.7	867.2
2022	6,407,543	6,921,382	5,998,572	5,715,405	3,196,317	3,106,223	61.45	143.44	170.6	788.3
2021	11,405,920	10,365,522	—	—	2,153,145	1,722,376	74.01	147.76	105.2	682.6
2020	13,901,789	4,380,602	—	—	2,617,295	1,914,878	80.45	111.48	16.0	566.0

(1)
Mr. Pertz served as the Company’s President and CEO from June 9, 2016 until May 6, 2022, when he transitioned to the role of Executive Chairman. Mr. Eubanks was appointed President and CEO of the Company on May 6, 2022.

(2)
The dollar amounts reported in columns (b) and (d) are the amounts of total compensation reported for Messrs. Pertz and Eubanks, respectively, in the “Total” column of the Summary Compensation Table in the covered year, except for the amount of total compensation for Mr. Eubanks in the “Total” column of the Summary Compensation Table for 2021, which is included in the calculation of column (f) because, in 2021, Mr. Eubanks was serving as Executive Vice President and COO of the Company.

(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Pertz in 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Pertz during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Pertz’s total compensation for each year to determine the compensation actually paid:

	2022	2021	2020(a)
Total Compensation for Mr. Pertz as reported in the Summary Compensation Table for the covered fiscal year	$6,407,543	$11,405,920	$13,901,789
Subtract grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(3,855,858)	(8,909,828)	(11,499,846)
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	3,333,311	10,006,043	10,140,498
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	712,867	(2,304,698)	(8,241,301)
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	323,519	269,652	79,463
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	(101,567)	—
Compensation Actually Paid to Mr. Pertz	6,921,382	10,365,522	4,380,602

(a)
Amounts may not add due to rounding.

(4)
The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Eubanks in 2023 and 2022, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Eubanks during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Eubanks’ total compensation for each year to determine the compensation actually paid:

	2023	2022
Total Compensation for Mr. Eubanks as reported in the Summary Compensation Table for the covered fiscal year	$7,224,045	$5,998,572
Subtract grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(4,799,958)	(3,556,168)
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	6,542,144	3,315,123
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	1,545,053	(267,126)
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	—	225,004
Compensation Actually Paid to Mr. Eubanks	10,511,284	5,715,405

(5)
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Eubanks for 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Eubanks for 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) included for the purposes of calculating the average amounts in each applicable year are as follows: (1) for 2023, Kurt McMaken, Daniel Castillo, Elizabeth Galloway and James Parks; (2) for 2022, Kurt McMaken, Michael Beech, Daniel Castillo, Rohan Pal and Ronald Domanico; (3) for 2021, Ronald Domanico, Mark Eubanks, Michael Beech, Rohan Pal and Raphael Shemanski; and (4) for 2020, Ronald Domanico, Michael Beech, Dana O’Brien and Raphael Shemanski.

(6)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Eubanks for 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Eubanks for 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Eubanks for 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) for each year to determine the compensation actually paid:

	2023(a)	2022	2021	2020
Average Total Compensation for non-CEO NEOs as reported in the Summary Compensation Table for the covered fiscal year	$ 2,389,414	$3,196,317	$2,153,145	$2,617,295
Subtract grant fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the covered fiscal year	(1,337,444)	(1,719,883)	(1,259,854)	(1,587,256)
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	1,829,484	1,750,569	1,048,473	1,410,262
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	793,008	(128,775)	(535,166)	(960,387)
	2023(a)	2022	2021	2020
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	4,409	7,995	542,747	434,964
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	—	(226,969)	—
Compensation Actually Paid to Non-PEO NEOs	3,678,872	3,106,223	1,722,376	1,914,878

(7)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Company’s peer group as disclosed in the 2023 Annual Report. The companies included in the peer group are Cintas Corporation, Iron Mountain, Inc., Euronet Worldwide, Inc., Stericycle, Inc., UniFirst Corporation and Waste Management, Inc.

(9)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

(10)
Non-GAAP adjusted EBITDA is defined as non-GAAP income from continuing operations excluding the impact of non-GAAP interest expense, non-GAAP income tax provision, non-GAAP depreciation and amortization, non-GAAP share-based compensation and non-GAAP marketable securities (gain) loss. See Appendix A of this Proxy Statement for a reconciliation of non-GAAP adjusted EBITDA to its most directly comparable GAAP financial measure.

(a)
Amounts may not add due to rounding.

Named Executive Officers, Footnote
(1)
Mr. Pertz served as the Company’s President and CEO from June 9, 2016 until May 6, 2022, when he transitioned to the role of Executive Chairman. Mr. Eubanks was appointed President and CEO of the Company on May 6, 2022.
(5)
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Eubanks for 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Eubanks for 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) included for the purposes of calculating the average amounts in each applicable year are as follows: (1) for 2023, Kurt McMaken, Daniel Castillo, Elizabeth Galloway and James Parks; (2) for 2022, Kurt McMaken, Michael Beech, Daniel Castillo, Rohan Pal and Ronald Domanico; (3) for 2021, Ronald Domanico, Mark Eubanks, Michael Beech, Rohan Pal and Raphael Shemanski; and (4) for 2020, Ronald Domanico, Michael Beech, Dana O’Brien and Raphael Shemanski.

Peer Group Issuers, Footnote
(8)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the Company’s peer group as disclosed in the 2023 Annual Report. The companies included in the peer group are Cintas Corporation, Iron Mountain, Inc., Euronet Worldwide, Inc., Stericycle, Inc., UniFirst Corporation and Waste Management, Inc.

Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Pertz in 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Pertz during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Pertz’s total compensation for each year to determine the compensation actually paid:
	2022	2021	2020(a)
Total Compensation for Mr. Pertz as reported in the Summary Compensation Table for the covered fiscal year	$6,407,543	$11,405,920	$13,901,789
Subtract grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(3,855,858)	(8,909,828)	(11,499,846)
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	3,333,311	10,006,043	10,140,498
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	712,867	(2,304,698)	(8,241,301)
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	323,519	269,652	79,463
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	(101,567)	—
Compensation Actually Paid to Mr. Pertz	6,921,382	10,365,522	4,380,602
(a)
Amounts may not add due to rounding.

(4)
The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Eubanks in 2023 and 2022, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Eubanks during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Eubanks’ total compensation for each year to determine the compensation actually paid:

	2023	2022
Total Compensation for Mr. Eubanks as reported in the Summary Compensation Table for the covered fiscal year	$7,224,045	$5,998,572
Subtract grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the covered fiscal year	(4,799,958)	(3,556,168)
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	6,542,144	3,315,123
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	1,545,053	(267,126)
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	—	225,004
Compensation Actually Paid to Mr. Eubanks	10,511,284	5,715,405

Non-PEO NEO Average Total Compensation Amount	$ 2,389,414	$ 3,196,317	$ 2,153,145	$ 2,617,295
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,678,872	3,106,223	1,722,376	1,914,878
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Eubanks for 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Eubanks for 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) included for the purposes of calculating the average amounts in each applicable year are as follows: (1) for 2023, Kurt McMaken, Daniel Castillo, Elizabeth Galloway and James Parks; (2) for 2022, Kurt McMaken, Michael Beech, Daniel Castillo, Rohan Pal and Ronald Domanico; (3) for 2021, Ronald Domanico, Mark Eubanks, Michael Beech, Rohan Pal and Raphael Shemanski; and (4) for 2020, Ronald Domanico, Michael Beech, Dana O’Brien and Raphael Shemanski.

(6)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Eubanks for 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Eubanks for 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Eubanks for 2023, Messrs. Eubanks and Pertz for 2022 and Mr. Pertz for 2021 and 2020) for each year to determine the compensation actually paid:

	2023(a)	2022	2021	2020
Average Total Compensation for non-CEO NEOs as reported in the Summary Compensation Table for the covered fiscal year	$ 2,389,414	$3,196,317	$2,153,145	$2,617,295
Subtract grant fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the covered fiscal year	(1,337,444)	(1,719,883)	(1,259,854)	(1,587,256)
Add fair values as of the end of the covered fiscal year of all equity awards granted during the covered fiscal year that are outstanding and unvested as of the end of such covered fiscal year	1,829,484	1,750,569	1,048,473	1,410,262
Add the change in fair value (whether positive or negative) as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of such covered fiscal year	793,008	(128,775)	(535,166)	(960,387)
	2023(a)	2022	2021	2020
Add the change in fair value (whether positive or negative) as of the vesting date (from the end of the prior fiscal year) of any equity awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during the covered fiscal year	4,409	7,995	542,747	434,964
Subtract the fair value of any equity awards granted in a prior fiscal year that failed to meet the applicable vesting conditions in the covered fiscal year determined as of the end of the prior fiscal year	—	—	(226,969)	—
Compensation Actually Paid to Non-PEO NEOs	3,678,872	3,106,223	1,722,376	1,914,878

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR. The following graph shows the amount of compensation actually paid to Messrs. Pertz and Eubanks, as applicable, and the average amount of compensation actually paid to the Company’s
NEOs as a group (excluding Messrs. Pertz and Eubanks, as applicable), together with the Company’s cumulative TSR and cumulative TSR for the Company’s peer group for the applicable years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income. The following graph shows the amount of compensation actually paid to Messrs. Pertz and Eubanks, as applicable, and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. Pertz and Eubanks, as applicable), together with the Company’s net income for the applicable years. Although the Company does not use net income as a performance measure in the overall executive compensation program, the Company believes net income is correlated with non-GAAP adjusted EBITDA, which is the financial metric used in the IM PSU LTI awards for NEOs, which represents the largest component of NEO compensation, designed to reward NEOs for achievement of annual and long-term goals.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Non-GAAP Adjusted EBITDA. The following graph shows the amount of compensation actually paid to Messrs. Pertz and Eubanks, as applicable, and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Messrs. Pertz and Eubanks, as applicable), together with the Company’s non-GAAP adjusted EBITDA for the applicable years. As described above, non-GAAP adjusted EBITDA is defined as non-GAAP income from continuing operations excluding the impact of non-GAAP interest expense, non-GAAP income tax provision, non-GAAP depreciation and amortization, non-GAAP share-based compensation and non-GAAP marketable securities (gain) loss. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that non-GAAP adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance. Non-GAAP adjusted EBITDA is the financial metric used in the IM PSU LTI awards for NEOs, which represents the largest component of a NEO’s compensation, designed to reward executives for achievement of annual and long-term goals.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative TSR. The following graph shows the amount of compensation actually paid to Messrs. Pertz and Eubanks, as applicable, and the average amount of compensation actually paid to the Company’s
NEOs as a group (excluding Messrs. Pertz and Eubanks, as applicable), together with the Company’s cumulative TSR and cumulative TSR for the Company’s peer group for the applicable years.

Tabular List, Table	The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are as follows:
■
Non-GAAP adjusted EBITDA

■
Non-GAAP operating profit

■
Non-GAAP revenue

■
Non-GAAP free cash flow

Total Shareholder Return Amount	$ 100.66	61.45	74.01	80.45
Peer Group Total Shareholder Return Amount	234.98	143.44	147.76	111.48
Net Income (Loss)	$ 87,700,000	$ 170,600,000	$ 105,200,000	$ 16,000,000
Company Selected Measure Amount	867,200,000	788,300,000	682.6	566,000,000
PEO Name	Mr. Eubanks
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP adjusted EBITDA
Non-GAAP Measure Description
(10)
Non-GAAP adjusted EBITDA is defined as non-GAAP income from continuing operations excluding the impact of non-GAAP interest expense, non-GAAP income tax provision, non-GAAP depreciation and amortization, non-GAAP share-based compensation and non-GAAP marketable securities (gain) loss. See Appendix A of this Proxy Statement for a reconciliation of non-GAAP adjusted EBITDA to its most directly comparable GAAP financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating profit
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP free cash flow
Mr. Pertz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 6,407,543	$ 11,405,920	$ 13,901,789
PEO Actually Paid Compensation Amount		6,921,382	10,365,522	4,380,602
Mr. Eubanks [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	7,224,045	5,998,572
PEO Actually Paid Compensation Amount	10,511,284	5,715,405
PEO | Mr. Pertz [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,855,858)	(8,909,828)	(11,499,846)
PEO | Mr. Pertz [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,333,311	10,006,043	10,140,498
PEO | Mr. Pertz [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		712,867	(2,304,698)	(8,241,301)
PEO | Mr. Pertz [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		323,519	269,652	79,463
PEO | Mr. Pertz [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(101,567)
PEO | Mr. Eubanks [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,799,958)	(3,556,168)
PEO | Mr. Eubanks [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,542,144	3,315,123
PEO | Mr. Eubanks [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,545,053	(267,126)
PEO | Mr. Eubanks [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		225,004
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,337,444)	(1,719,883)	(1,259,854)	(1,587,256)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,829,484	1,750,569	1,048,473	1,410,262
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	793,008	(128,775)	(535,166)	(960,387)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(226,969)
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,409	$ 7,995	$ 542,747	$ 434,964